T. ROWE PRICE HEALTH SCIENCES FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.8%
BIOTECHNOLOGY 28.0%

Major Biotechnology 9.8%
Alkermes (1)	1,037,790	20,247
Amgen	1,381,700	267,373
Biogen (1)	413,924	96,370
Exact Sciences (1)	845,711	76,427
Neurocrine Biosciences (1)	1,468,518	132,328
Seattle Genetics (1)	1,177,702	100,576
Vertex Pharmaceuticals (1)	2,724,390	461,566
Zogenix (1)	392,067	15,698
		1,170,585
Other Biotechnology 18.2%
ACADIA Pharmaceuticals (1)	3,436,311	123,673
Acceleron Pharma (1)	938,087	37,064
Acerta Pharma, Class B, Acquisition Date: 5/12/15,
Cost $4,041 (1)(2)(3)	159,731,910	14,376
Agios Pharmaceuticals (1)	532,916	17,266
Aimmune Therapeutics (1)	1,138,588	23,842
Alexion Pharmaceuticals (1)	1,635,129	160,145
Allakos (1)	233,591	18,367
Allogene Therapeutics (1)	880,705	24,004
Alnylam Pharmaceuticals (1)	860,273	69,183
AnaptysBio (1)	183,030	6,404
Apellis Pharmaceuticals (1)	360,272	8,679
Ascendis Pharma, ADR (1)	1,274,498	122,760
Audentes Therapeutics (1)	229,604	6,450
Autolus Therapeutics, ADR (1)	245,563	3,050
Avrobio (1)	259,121	3,659
BeiGene, ADR (1)	275,201	33,701
BioMarin Pharmaceutical (1)	1,204,488	81,182
Bluebird Bio (1)	538,844	49,477
Blueprint Medicines (1)	816,202	59,966
Corvus Pharmaceuticals (1)	385,331	1,160
CytomX Therapeutics (1)	298,669	2,204

First Page Footer
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares	$ Value
(Cost and value in $000s)

Denali Therapeutics (1)	348,754	5,343
Enanta Pharmaceuticals (1)	556,493	33,434
Exelixis (1)	2,414,405	42,699
Fate Therapeutics (1)	654,418	10,163
FibroGen (1)	819,873	30,319
Forty Seven (1)	147,820	949
G1 Therapeutics (1)	491,296	11,192
Global Blood Therapeutics (1)	795,838	38,614
Homology Medicines (1)	817,301	14,793
Immunomedics (1)	1,463,202	19,402
Incyte (1)	1,412,354	104,839
Insmed (1)	1,052,318	18,563
Ionis Pharmaceuticals (1)	708,109	42,423
Iovance Biotherapeutics (1)	2,750,716	50,063
Lonza Group (CHF)	76,835	26,002
Menlo Therapeutics (1)	433,530	1,942
Minerva Neurosciences (1)	676,023	5,239
Mirati Therapeutics (1)	489,326	38,123
Moderna (1)	310,234	4,939
Momenta Pharmaceuticals (1)	712,754	9,237
MyoKardia (1)	766,519	39,974
Myovant Sciences (1)	485,498	2,525
Nektar Therapeutics (1)	563,833	10,270
Novocure (1)	703,556	52,612
Odonate Therapeutics (1)	413,081	10,752
Principia Biopharma (1)	253,737	7,166
PTC Therapeutics (1)	1,074,268	36,332
Reata Pharmaceuticals, Class A (1)	337,413	27,091
Regeneron Pharmaceuticals (1)	540,994	150,072
REGENXBIO (1)	455,395	16,212
Rhythm Pharmaceuticals (1)	313,905	6,777
Rocket Pharmaceuticals (1)	562,462	6,553
RPI International Holdings Partnership, Acquisition Date:
5/21/15, Cost $13,552 (2)(3)	114,947	18,232
Sage Therapeutics (1)	1,686,930	236,659
Sarepta Therapeutics (1)	996,272	75,039
Scholar Rock Holding (1)	197,101	1,764
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares	$ Value
(Cost and value in $000s)

Ultragenyx Pharmaceutical (1)	874,452	37,409
WaVe Life Sciences (1)	190,316	3,907
Xencor (1)	1,152,291	38,867
Y-mAbs Therapeutics (1)	330,836	8,622
Zai Lab, ADR (1)	145,424	4,704
		2,166,429
Total Biotechnology		3,337,014
LIFE SCIENCES 10.7%

Life Sciences 10.7%
Abcam (GBP)	1,318,020	18,573
Agilent Technologies	2,863,963	219,465
Bruker	1,560,869	68,569
Danaher	2,055,680	296,902
GenMark Diagnostics (1)	2,211,876	13,404
Illumina (1)	213,944	65,086
Mettler-Toledo International (1)	68,750	48,427
Quanterix (1)	837,690	18,396
Quidel (1)	925,833	56,800
Thermo Fisher Scientific	1,639,999	477,683
Total Life Sciences		1,283,305
PHARMACEUTICALS 14.6%

European Major - Pharmaceuticals 0.4%
Bayer (EUR)	672,794	47,401
Zeneca, Acquisition Date: 7/18/13, Cost $0 (1)(2)(3)	375,635	231
		47,632
Major Pharmaceuticals 13.5%
AbbVie	2,336,900	176,950
Allergan	590,967	99,454
Amarin, ADR (1)	1,891,927	28,682
AstraZeneca (GBP)	13,540	1,209
AstraZeneca, ADR	4,283,500	190,916
Bristol-Myers Squibb	3,876,136	196,559
Chugai Pharmaceutical (JPY)	875,400	68,410
Daiichi Sankyo (JPY)	1,759,800	111,201
Eli Lilly	1,099,000	122,901
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares	$ Value
(Cost and value in $000s)

Merck	2,523,823	212,455
Novartis (CHF)	1,463,527	127,015
Pfizer	3,408,000	122,449
Roche Holding (CHF)	522,111	152,020
		1,610,221
Specialty Pharmaceuticals 0.7%
Cara Therapeutics (1)	1,234,249	22,562
GW Pharmaceuticals, ADR (1)	161,217	18,545
Perrigo	57,056	3,189
Tricida (1)	1,323,433	40,854
		85,150
Total Pharmaceuticals		1,743,003
PRODUCTS & DEVICES 23.8%

Implants 15.4%
AtriCure (1)	614,500	15,326
Becton Dickinson & Company	2,346,310	593,523
Integer Holdings (1)	165,000	12,467
Intuitive Surgical (1)	1,195,126	645,284
NuVasive (1)	104,890	6,648
Stryker	1,845,219	399,121
Teleflex	351,133	119,297
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3)	113,564	13,998
Wright Medical Group (1)	1,636,134	33,754
		1,839,418
Other Products & Devices 8.4%
ABIOMED (1)	153,827	27,364
Alcon (CHF) (1)	1,684,527	98,258
Argenx, ADR (1)	851,170	96,999
Avantor (1)	4,398,772	64,662
Cooper	363,808	108,051
DexCom (1)	689,431	102,891
Hologic (1)	3,216,700	162,411
ICU Medical (1)	248,133	39,602
Insulet (1)	430,400	70,986

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares	$ Value
(Cost and value in $000s)
JAND, Class A, Acquisition Date: 4/23/15-3/9/18,
Cost $6,893 (1)(2)(3)	586,477	9,935
Lantheus Holdings (1)	958,910	24,035
Nevro (1)	704,382	60,556
Pax Labs, Class A, Acquisition Date: 4/18/19,
Cost $31,622 (1)(2)(3)	8,397,988	31,622
Penumbra (1)	403,498	54,267
Shockwave Medical	1,199,065	35,888
Tandem Diabetes Care (1)	210,100	12,392
		999,919
Total Products & Devices		2,839,337
SERVICES 15.7%

Other Services 1.9%
Elanco Animal Health (1)	1,162,635	30,914
Envista Holdings (1)	2,263,047	63,094
Guardant Health (1)	504,539	32,205
HTG Molecular Diagnostics (1)	1,122,037	763
West Pharmaceutical Services	677,567	96,092
		223,068
Payors 11.6%
Anthem	759,848	182,439
Centene (1)	3,701,468	160,126
Cigna	1,343,180	203,881
Humana	599,267	153,215
Molina Healthcare (1)	653,191	71,668
UnitedHealth Group	2,658,094	577,657
WellCare Health Plans (1)	150,530	39,013
		1,387,999
Providers 2.2%
Acadia Healthcare (1)	635,860	19,763
HCA Healthcare	1,914,534	230,548
Teladoc Health (1)	242,900	16,449
		266,760
Total Services		1,877,827
Total Miscellaneous Common Stocks 5.0% (4)		591,939
Total Common Stocks (Cost $7,141,844)		11,672,425
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares	$ Value
(Cost and value in $000s)
PREFERRED STOCKS 0.3%
LIFE SCIENCES 0.3%
Life Sciences 0.3%
Sartorius (EUR) (5)	217,744	39,697
		39,697
Total Preferred Stocks (Cost $31,838)		39,697

CONVERTIBLE PREFERRED STOCKS 1.4%
BIOTECHNOLOGY 0.2%
Other Biotechnology 0.2%
Ginkgo Bioworks, Series E, Acquisition Date: 7/30/19-9/9/19,
Cost $ 21,416 (2)(3)	144,465	21,697
Rapt Therapeutics, Senior Series C-2, Acquisition Date: 6/7/19,
Cost $ 2,450 (2)(3)	1,068,613	2,450
Total Biotechnology		24,147
PRODUCTS & DEVICES 0.7%
Capital Equipment 0.0%
Reflexion Medical, Series C, Acquisition Date: 4/3/18, Cost
$ 4,243 (1)(2)(3)	2,507,885	4,243
		4,243
Implants 0.5%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	407,998	25,282
Kardium, Series D, Acquisition Date: 11/29/18, Cost
$ 8,574 (2)(3)	8,849,057	8,574
Outset Medical, Series C, Acquisition Date: 4/19/17, Cost
$ 12,764 (1)(2)(3)(6)	4,925,232	15,317
Outset Medical, Series D, Acquisition Date: 8/20/18, Cost
$ 8,486 (1)(2)(3)(6)	2,728,650	8,486
		57,659
Other Products & Devices 0.2%
JAND, Series D, Acquisition Date: 4/23/15, Cost
$ 14,087 (1)(2)(3)	1,226,526	20,777
JAND, Series E, Acquisition Date: 3/9/18, Cost $721 (1)(2)(3)	45,895	778
		21,555
Total Products & Devices		83,457
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares	$ Value
(Cost and value in $000s)

SERVICES 0.5%

Information & Data Technology 0.1%
Doximity, Series C, Acquisition Date: 4/10/14, Cost
$4,993(1)(2)(3)	1,035,633	8,782
		8,782
Other Services 0.4%
Freenome Holdings, Series B, Acquisition Date: 6/24/19, Cost
$7,103 (2)(3)	1,558,570	7,103
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost
$8,876 (1)(2)(3)	946,886	22,783
Tempus Labs, Series E, Acquisition Date: 8/23/18, Cost
$10,607 (1)(2)(3)	633,505	15,651
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost
$4,279 (2)(3)	172,826	4,279
		49,816
Total Services		58,598
Total Convertible Preferred Stocks (Cost $128,997)		166,202

SHORT-TERM INVESTMENTS 0.1%

Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.00% (6)(7)	18,162,367	18,162
Total Short-Term Investments (Cost $18,162)		18,162

Total Investments in Securities 99.6%
(Cost $7,320,841)		$11,896,486
Other Assets Less Liabilities 0.4%		42,633
Net Assets 100.0%		$11,939,119

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $229,314 and represents 1.9% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5))	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Affiliated Companies
(7)	Seven-day yield
ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
HTG Molecular Diagnostics		$(935)		$(1,904)		$—
Outset Medical, Series C		—		(1)		—
Outset Medical, Series D		—		—		—
Shockwave Medical**		—		18,800		—
T. Rowe Price Government
Reserve Fund		—		—		410
Totals		$(935)#		$16,895		$410+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/18	Cost		Cost		9/30/19
HTG Molecular Diagnostics $	4,138		—	1,471	$	*
Outset Medical, Series C	15,318		—	—		15,317
Outset Medical, Series D	8,486		—	—		8,486
Shockwave Medical**	13,967		—	—		*
T. Rowe Price Government
Reserve Fund	42,767		¤	¤		18,162
						$41,965^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $410 of dividend income and $0 of interest income.
* On the date indicated, issuer was held but not considered an affiliate.
** Includes previously reported affiliate Shockwave Medical, Series A-1, Shockwave Medical,
Series B, and Shockwave Medical, Series C; acquired through a corporate action.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $39,412.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HEALTH SCIENCES FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE HEALTH SCIENCES FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$10,837,420	$ 745,027	$ 89,978	$ 11,672,425
Preferred Stocks	—	39,697	—	39,697
Convertible Preferred Stocks	—	25,282	140,920	166,202
Short-Term Investments	18,162	—	—	18,162
Total	$10,855,582	$ 810,006	$ 230,898	$ 11,896,486

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $21,800,000 for the period ended September 30,
2019. During the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	1/1/19	Period	Purchases	Level 3	9/30/19
Investment in Securities
Common Stocks	$38,025	$4,743	$47,210	$–	$89,978
Convertible
Preferred Stocks	101,130	18,511	35,246	(13,967)	140,920

Total	$139,155	$23,254	$82,456	$(13,967)	$230,898